INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES

10 – INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES

10.1        Income tax expense

The current and deferred income tax expenses are detailed as follows:

Details	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Current income tax expense	(116,949,330)	(58,334,583)	(63,245,293)
Current tax adjustment previous period	(649,888)	(152,481)	311,931
Foreign dividends tax withholding expense	(3,997,308)	(11,803,842)	(11,129,734)
Other current tax expense (income)	(46,712)	(688,765)	—
Current income tax expense	(121,643,238)	(70,979,671)	(74,063,096)
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(11,749,408)	(15,014,636)	(30,281,542)
Expense (income) for deferred taxes	(11,749,408)	(15,014,636)	(30,281,542)
Total income tax expense	(133,392,646)	(85,994,307)	(104,344,638)

The distribution of national and foreign tax expenditure is as follows:

Income taxes	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(83,091,643)	(44,507,433)	(61,250,403)
National	(38,551,595)	(26,472,238)	(12,812,693)
Current tax expense	(121,643,238)	(70,979,671)	(74,063,096)
Deferred taxes
Foreign	(7,766,337)	(13,619,606)	(4,596,695)
National	(3,983,071)	(1,395,030)	(25,684,847)
Deferred tax expense	(11,749,408)	(15,014,636)	(30,281,542)
Income tax expense	(133,392,646)	(85,994,307)	(104,344,638)

The reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate is as follows:

Reconciliation of effective rate	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Net income before taxes	368,036,771	260,505,794	232,803,625
Tax expense at legal rate (27.0%)	(99,369,928)	(70,336,564)	(62,856,979)
Effect of tax rate in other jurisdictions	(6,667,967)	(854,686)	(2,820,546)

Permanent differences:
Foreign dividend tax withholding expense and other non-taxable income	(16,136,709)	(15,253,682)	(11,536,654)
Non-deductible expenses	(2,729,645)	(2,585,111)	(3,622,958)
Tax effect on excess tax provision in previous periods	(227,730)	(188,988)	(81,258)
Tax effect of price-level restatement for Chilean companies	(4,711,530)	(9,929,818)	(33,196,408)
Subsidiaries tax withholding expense and other legal tax debits and credits	(3,549,137)	13,154,542	9,770,165
Adjustments to tax expense	(27,354,751)	(14,803,057)	(38,667,113)
Tax expense at effective rate	(133,392,646)	(85,994,307)	(104,344,638)
Effective rate	36.2%	33.0%	44.8%

The applicable income tax rates in each of the jurisdictions where the Company operates are the following:

	Rates
Country	2024	2023	2022
Chile	27.00%	27.00%	27.00%
Brazil	34.00%	34.00%	34.00%
Argentina	35.00%	35.00%	35.00%
Paraguay	10.00%	10.00%	10.00%

10.2        Deferred taxes

The net cumulative balances of temporary differences resulted in deferred tax assets and liabilities, which are detailed as follows:

	12.31.2024		12.31.2023
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	13,207,209	(72,828,374)	5,970,424	(54,058,525)
Obsolescence provision	1,462,351	—	2,231,501	—
ICMS exclusion credit	—	(8,932,781)	3,241,530	—
Employee benefits	9,193,709	—	8,212,311	(14,382)
Provision for severance indemnity	3,090,610	—	2,546,033	(94,659)
Tax loss carry forwards (1)	1,777,503	—	2,142,747	—
Tax goodwill Brazil (2)	—	(14,017,580)	—	(15,782,005)
Contingency provision	27,369,217	—	27,144,927	—
Foreign Exchange differences (3)	—	(6,645,768)	4,640,723	—
Allowance for doubtful accounts	977,594	—	799,274	—
Coca-Cola incentives (Argentina)	44,298	—	—	—
Assets and liabilities for placement of bonds	—	(513,394)	—	(561,994)
Financial expense	—	(2,400,025)	—	(2,363,384)
Lease liabilities	5,321,034	—	3,665,695	—
Inventories	2,033,884	—	1,706,518	—
Distribution rights (4)	—	(155,203,115)	—	(161,155,669)
Prepaid income	1,582,847	(28,858)	4,481,352	—
Spare parts	—	(10,970,620)	—	(4,816,189)
Intangibles	85,915	(10,448,709)	77,752	(5,497,812)
Others	5,097,825	(4,641,624)	4,301,875	(2,965,088)
Tax inflation adjustment	—	(2,499,484)	—	—
Subtotal	71,243,996	(289,130,332)	71,162,662	(247,309,707)
Offsetting of deferred tax assets/(liabilities)	(64,162,447)	64,162,447	(66,839,488)	66,839,488
Total assets and liabilities net	7,081,549	(224,967,885)	4,323,174	(180,470,219)
(1)	Tax losses mainly associated with entities in Chile. Tax losses have no expiration date in Chile.
(2)	Difference for tax amortization of Goodwill in Brazil.
(3)	Corresponds to deferred taxes for exchange rate differences generated on the translation of debts expressed in foreign currency in the subsidiary Rio de Janeiro Refrescos Ltda., that for tax purposes are recognized when paid.
(4)	Distribution rights arising from business combinations. See Note 15.

Deferred tax account movements are as follows:

Movement	12.31.2024	12.31.2023
	ThCh$	ThCh$
Opening balance	(176,147,045)	(163,350,223)
Increase (decrease) in deferred tax	(50,692,808)	(31,400,047)
Increase (decrease) due to foreign currency translation(*)	8,953,517	18,603,225
Total movements	(41,739,291)	(12,796,822)
Ending balance	(217,886,336)	(176,147,045)

(*)Includes IAS 29 effects due to inflation in Argentina

10.3 Other deferred taxes

On January 24, 2024, Rio de Janeiro Refrescos Ltda. entered into an agreement with the State Secretariat of Economic Development, Industry, Commerce and Services (Secretaría de Estado de Hacienda, Gobierno del Estado de Rio de Janeiro). As a result, the company was granted a differentiated sales tax treatment for its industrial plant in the city of Duque de Caxias. This tax incentive is expected to result in higher operating margins for the Company for the period 2024 to 2032, provided that certain turnover levels are met. Consequently, for the year 2024, the Company has accrued higher profits amounting to approximately ThCh$ 3,740,000.